SHAREHOLDERS' EQUITY (Schedule of Stock Option Activity) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Amount of options
Beginning balance	440,884
Granted	4,500
Exercised	186,529
Forfeited	12,830
Expired	1,238
Ending balance	244,787	440,884
Exercisable	229,924
Weighted average exercise price
Beginning balance	$ 72.31
Granted	132.6
Exercised	59.32
Forfeited	147.54
Expired	175.88
Ending balance	78.85	$ 72.31
Exercisable	$ 74.45
Weighted average remaining contractual term (in years)
Options outstanding	4 years 2 months 26 days	4 years 7 months 2 days
Exercisable as of December 31, 2022	3 years 11 months 23 days
Aggregate intrinsic value
Options outstanding	$ 34,320	$ 26,338
Exercisable	$ 33,246